UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-00810
                                                ------------------------

                               Phoenix Series Fund
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

  Matthew A. Swendiman, Esq.             John R. Flores, Esq.
  Counsel & Chief Legal Officer for      Vice President, Litigation/Employment
  Registrant                             Counsel
  Phoenix Life Insurance Company         Phoenix Life Insurance Company
  One American Row                       One American Row
  Hartford, CT  06102                    Hartford, CT  06102
  -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: October 31
                                              --------------
                   Date of reporting period: January 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

Phoenix Core Bond Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------    -----------
U.S. GOVERNMENT SECURITIES--17.0%

U.S. TREASURY BONDS--7.5%
U.S. Treasury Bond 6%, 2/15/26              AAA      $    3,750   $ 4,417,968
U.S. Treasury Bond 5.375%, 2/15/31(i)       AAA           2,300     2,572,856
                                                                  -----------
                                                                    6,990,824
                                                                  -----------
U.S. TREASURY NOTES--9.5%
U.S. Treasury Note 1.625%, 3/31/05          AAA           2,000     1,997,578
U.S. Treasury Note 2.25%, 4/30/06           AAA           1,000       990,234
U.S. Treasury Note 3.375%, 9/15/09          AAA           2,500     2,468,653
U.S. Treasury Note 3.625%, 1/15/10          AAA             935       932,005
U.S. Treasury Note 4.25%, 8/15/14(i)        AAA           2,500     2,523,145
                                                                  -----------
                                                                    8,911,615
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $15,471,885)                                      15,902,439
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--33.3%

FGLMC 6%, 10/1/34                           AAA           1,679     1,734,419
Fannie Mae 6%, 10/1/14                      AAA             924       968,068
Fannie Mae 6.50%, '16-'32                   AAA           3,034     3,183,826
Fannie Mae 6%, 7/1/17                       AAA           1,155     1,209,113
Fannie Mae 5.50%, '17-'34                   AAA          10,514    10,734,721
Fannie Mae 6%, 5/1/29                       AAA             498       514,704
Fannie Mae 7.50%, 3/1/31                    AAA             408       436,951
Fannie Mae 7%, 7/1/31                       AAA             370       392,123
Fannie Mae 7%, 9/1/31                       AAA             504       533,298
Fannie Mae 5%, 9/1/33                       AAA           2,680     2,679,645
GNMA 8%, 9/15/05                            AAA               3         3,249
GNMA 8.50%, 3/15/06                         AAA               7         7,621
GNMA 8%, 9/15/06                            AAA              --(d)        141
GNMA 8.50%, 11/15/22                        AAA               3         2,748
GNMA 6.50%, 9/15/28                         AAA             353       371,813
GNMA 7.50%, 9/15/29                         AAA             405       435,157
GNMA 5.50%, 2/15/33                         AAA           2,210     2,269,964
GNMA 5%, 7/15/33                            AAA           3,802     3,833,045
GNMA 6%, 6/15/34                            AAA           1,783     1,853,361
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $30,478,242)                                      31,163,967
-----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--4.9%

Fannie Mae 5.25%, 1/15/09                   AAA           4,000     4,201,632
Fannie Mae 4.375%, 9/15/12                  AAA             400       401,049
-----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,606,561)                                        4,602,681
-----------------------------------------------------------------------------

MUNICIPAL BONDS--9.4%

CALIFORNIA--2.4%
Alameda Corridor Transportation
  Authority Revenue Taxable Series C
  6.50%, 10/1/19                            AAA           1,000     1,151,090

Fresno County Pension General
  Obligation Revenue Taxable 6.34%,
  8/15/12                                   AAA           1,000     1,119,830
                                                                  -----------
                                                                    2,270,920
                                                                  -----------
GEORGIA--1.2%
Georgia State General Obligation
  Series C 5.50%, 7/1/14                    AAA           1,000     1,162,640

NEW JERSEY--1.1%
Orange Township Water and Sewer
  General Obligation Series B 4.55%,
  6/1/18                                    Aaa(h)        1,000       981,320

OHIO--2.4%
Ohio State Building Authority
  Facilities of Adult Corrections
  Series C 5%, 10/1/13                      AAA           1,000     1,118,330
Ohio State Development Assistance
  Series A 6%, 10/1/12                      AAA           1,000     1,096,220
                                                                  -----------
                                                                    2,214,550
                                                                  -----------
PENNSYLVANIA--1.1%
Philadelphia Authority For Industrial
  Development Pension Funding Revenue
  Taxable Series A 5.79%, 4/15/09           AAA           1,000     1,065,720

RHODE ISLAND--1.2%
Woonsocket Taxable Pension Funding
  5.66%, 7/15/13                            Aaa(h)        1,000     1,069,880
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $8,705,128)                                        8,765,030
-----------------------------------------------------------------------------

Phoenix Core Bond Fund

                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------    -----------
ASSET-BACKED SECURITIES--7.1%

Americredit Automobile Receivables
  Trust 05-AX, A4 3.93%, 10/6/11(f)         AAA      $    2,000   $ 1,999,641
Comed Transitional Funding Trust 98-1,
  A7 5.74%, 12/25/10                        AAA           2,000     2,113,921
DaimlerChrysler Auto Trust 03-A4 2.88%,
  10/8/09                                   AAA           2,600     2,576,899
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,797,203)                                        6,690,461
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--15.8%

CONSUMER FINANCE--3.6%
General Electric Capital Corp. 6.75%,
  3/15/32                                   AAA           1,000     1,199,084
General Motors Acceptance Corp.
  6.875%, 8/28/12                           BBB-            500       498,910
Household Finance Corp. 8%, 7/15/10         A             1,000     1,172,111
SLM Corp. 4.469%, 2/1/10(c)                 A               500       495,855
                                                                  -----------
                                                                    3,365,960
                                                                  -----------
DIVERSIFIED BANKS--1.8%
Citicorp Capital I 7.933%, 2/15/27          A             1,500     1,668,828

DIVERSIFIED COMMERCIAL SERVICES--0.4%
International Lease Finance Corp.
  4.75%, 1/13/12                            AA-             375       376,503

ELECTRIC UTILITIES--1.2%
Progress Energy, Inc. 7.10%, 3/1/11         BBB-          1,000     1,124,771

FOREST PRODUCTS--0.8%
Weyerhaeuser Co. 5.95%, 11/1/08             BBB             693       736,277

GAS UTILITIES--1.8%
Consolidated Natural Gas Co. 6.85%,
  4/15/11                                   BBB+          1,500     1,697,919

INVESTMENT BANKING & BROKERAGE--4.3%
Goldman Sachs Group, Inc. 5.125%,
  1/15/15                                   A+              475       480,858
Merrill Lynch & Co., Inc. 6.50%,
  7/15/18(g)                                A+            1,500     1,665,156
Morgan Stanley 3.625%, 4/1/08(g)            A+            1,900     1,884,403
                                                                  -----------
                                                                    4,030,417
                                                                  -----------
LIFE & HEALTH INSURANCE--0.5%
Jackson National Life Fund 144A
  4.536%, 2/10/10(b)(c)(f)                  AA              505       505,000


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------    -----------
DOMESTIC CORPORATE BONDS (continued)

SPECIALIZED FINANCE--0.2%
CIT Group Holdings, Inc. 5.125%,
  9/30/14                                   A        $      200   $   202,456

THRIFTS & MORTGAGE FINANCE--1.2%
U.S. Central Credit Union 2.70%,
  9/30/09                                   AAA           1,136     1,110,341
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $13,759,337)                                      14,818,472
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.0%

Final Maturity Amortizing Notes 05-2, 1
  4%, 2/25/10(f)                            NR              535       533,245
First Union - Lehman Brothers - Bank of
  America 98-C2, A2 6.56%, 11/18/35         AAA           2,300     2,461,277
First Union - Lehman Brothers
  Commercial Mortgage 97-C1, A3 7.38%,
  4/18/29                                   Aaa(h)        1,788     1,893,454
Merrill Lynch Mortgage Investors, Inc.
  96-C2, A3 6.96%, 11/21/28                 AAA           1,560     1,621,310
Morgan Stanley Capital I 98-WF1, A2
  6.55%, 3/15/30                            AAA           1,387     1,473,275
Structured Asset Securities Corp.
  05-1 6A1 6%, 1/25/35                      AAA           1,400     1,437,625
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,969,891)                                        9,420,186
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--0.2%

CHILE--0.2%
Petropower I Funding Trust 144A 7.36%,
  2/15/14(b)                                BBB             174       170,151
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $166,730)                                            170,151
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $88,954,977)                                      91,533,387
-----------------------------------------------------------------------------

Phoenix Core Bond Fund



                                                       SHARES        VALUE
                                                     ---------    -----------
SHORT-TERM INVESTMENTS--7.1%

MONEY MARKET MUTUAL FUNDS--3.1%
AIM Short Term Investment Trust Liquid
  Assets Portfolio - Institutional
  Shares (2.26% seven day effective
  yield)(j)                                           2,959,363     2,959,363


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------    -----------
SHORT-TERM INVESTMENTS (continued)

COMMERCIAL PAPER--4.0%
Alpine Securitization Corp. 2.55%,
  2/1/05                                    A-1      $    2,670   $ 2,670,000
Bristol-Myers Squibb Co. 2.40%, 2/2/05      A-1           1,055     1,055,000
                                                                  -----------
                                                                    3,725,000
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,684,363)                                        6,684,363
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--104.8%
(IDENTIFIED COST $95,639,340)                                      98,217,750(a)

Other assets and liabilities, net--(4.8)%                          (4,500,102)
                                                                  -----------
NET ASSETS--100.0%                                                $93,717,648
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,872,434 and gross depreciation of $1,089,866 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $96,435,182.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to a value of $675,151 or 0.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The par value is less than $1,000.
(e) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 1G "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(f) When-issued security.
(g) All or a portion segregated as collateral for a when-issued security.
(h) As rated by Moody's or Fitch.
(i) All or a portion of security is on loan.
(j) Represents security purchased with cash collateral received for securities on loan.

Phoenix-Engemann Capital Growth Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                                       SHARES       VALUE
                                                     ---------   ------------
DOMESTIC COMMON STOCKS--90.5%

AIR FREIGHT & COURIERS--4.2%
FedEx Corp.                                            190,000   $ 18,173,500
United Parcel Service, Inc. Class B                    230,000     17,176,400
                                                                 ------------
                                                                   35,349,900
                                                                 ------------
BIOTECHNOLOGY--5.3%
Amgen, Inc.(b)                                         560,000     34,854,400
Gilead Sciences, Inc.(b)                               310,000     10,261,000
                                                                 ------------
                                                                   45,115,400
                                                                 ------------
BROADCASTING & CABLE TV--1.6%
EchoStar Communications Corp. Class A                  450,000     13,729,500

COMMUNICATIONS EQUIPMENT--3.8%
Cisco Systems, Inc.(b)                               1,325,000     23,903,000
QUALCOMM, Inc.                                         230,000      8,565,200
                                                                 ------------
                                                                   32,468,200
                                                                 ------------
COMPUTER HARDWARE--3.7%
Dell, Inc.                                             750,000     31,320,000

COMPUTER STORAGE & PERIPHERALS--2.4%
EMC Corp.(b)                                         1,570,000     20,567,000

CONSUMER FINANCE--9.1%
American Express Co.                                   535,000     28,542,250
MBNA Corp.                                           1,087,500     28,905,750
SLM Corp.                                              380,000     19,072,200
                                                                 ------------
                                                                   76,520,200
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.7%
First Data Corp.                                       555,000     22,610,700

DIVERSIFIED BANKS--1.9%
Wells Fargo & Co.                                      265,000     16,244,500

DIVERSIFIED COMMERCIAL SERVICES--1.4%
Apollo Group, Inc. Class A                             150,000     11,728,500

DRUG RETAIL--3.1%
Walgreen Co.                                           615,000     26,205,150

FOOD DISTRIBUTORS--3.7%
Sysco Corp.                                            905,000     31,647,850

FOOD RETAIL--1.1%
Whole Foods Market, Inc.                               105,000      9,389,100


                                                       SHARES       VALUE
                                                     ---------   ------------
DOMESTIC COMMON STOCKS (continued)

HEALTH CARE EQUIPMENT--4.3%
Medtronic, Inc.                                        690,000   $ 36,218,100

HOME IMPROVEMENT RETAIL--4.2%
Lowe's Cos., Inc.                                      615,000     35,048,850

HOTELS, RESORTS & CRUISE LINES--2.1%
Carnival Corp.                                         305,000     17,568,000

HYPERMARKETS & SUPER CENTERS--3.2%
Wal-Mart Stores, Inc.                                  515,000     26,986,000

INDUSTRIAL CONGLOMERATES--6.6%
General Electric Co.                                 1,540,000     55,640,200

INTERNET SOFTWARE & SERVICES--2.6%
Yahoo!, Inc.(b)                                        620,000     21,830,200

PERSONAL PRODUCTS--3.4%
Avon Products, Inc.                                    670,000     28,287,400

PHARMACEUTICALS--2.0%
Pfizer, Inc.                                           685,000     16,549,600

SEMICONDUCTORS--6.2%
Intel Corp.                                          1,495,000     33,562,750
Texas Instruments, Inc.                                810,000     18,800,100
                                                                 ------------
                                                                   52,362,850
                                                                 ------------
SOFT DRINKS--2.9%
PepsiCo, Inc.                                          455,000     24,433,500

SPECIALTY STORES--3.0%
Staples, Inc.                                          770,000     25,209,800

SYSTEMS SOFTWARE--6.0%
Computer Associates International, Inc.                 17,754        482,731
Microsoft Corp.                                      1,905,000     50,063,400
                                                                 ------------
                                                                   50,546,131
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $643,022,635)                       763,576,631
-----------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                     ---------   ------------
FOREIGN  COMMON STOCKS(c)--4.5%

APPLICATION SOFTWARE--2.2%
SAP AG ADR (Germany)                                   480,000     18,585,600

SEMICONDUCTORS--2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.
  ADR (Taiwan)                                       2,195,000     19,206,250

Phoenix-Engemann Capital Growth Fund


-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $37,203,382)                                      37,791,850
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.0%
(IDENTIFIED COST $680,226,017)                                    801,368,481
-----------------------------------------------------------------------------


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
SHORT-TERM INVESTMENTS--3.8%


FEDERAL AGENCY SECURITIES--0.5%
FHLB 1.875%, 2/15/05                         A-1+      $2,500    $  2,499,225
FHLB 1.35%, 4/29/05                          A-1+       1,600       1,594,951
                                                                 ------------
                                                                    4,094,176
                                                                 ------------
COMMERCIAL PAPER--3.3%
Alpine Securitization Corp. 2.55%,
  2/1/05                                     A-1        7,960       7,960,000
Bristol-Myers Squibb Co. 2.28%, 2/3/05       A-1        4,280       4,279,458
Wal-Mart Stores, Inc. 2.39%, 2/8/05          A-1+       5,000       4,997,676
Preferred Receivables Funding 2.45%,
  2/11/05                                    A-1        2,770       2,768,115
Ranger Funding Co. LLC 2.40%, 2/14/05        A-1+       3,000       2,997,400
Gemini Securitization LLC 2.50%,
  2/22/05                                    A-1+       2,555       2,551,274
CAFCO LLC 2.41%, 2/23/05                     A-1+       2,195       2,191,767
                                                                 ------------
                                                                   27,745,690
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $31,846,264)                                      31,839,866
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $712,072,281)                                    833,208,347(a)

Other assets and liabilities, net--1.2%                            10,376,409
                                                                 ------------
NET ASSETS--100.0%                                               $843,584,756
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $140,376,237 and gross depreciation of $19,246,654 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $712,078,764.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix-Engemann Mid-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                                       SHARES       VALUE
                                                     ---------   ------------
DOMESTIC COMMON STOCKS--91.6%

AEROSPACE & DEFENSE--1.2%
Precision Castparts Corp.                               30,000   $  2,109,000

AIR FREIGHT & COURIERS--2.6%
Expeditors International of Washington, Inc.            80,000      4,491,200

APPAREL RETAIL--1.8%
Chico's FAS, Inc.(b)                                    60,000      3,160,800

APPAREL, ACCESSORIES & LUXURY GOODS--1.9%
Coach, Inc.(b)                                          60,000      3,366,000

APPLICATION SOFTWARE--3.0%
Citrix Systems, Inc.(b)                                 50,000      1,072,500
Mercury Interactive Corp.(b)(d)                         50,000      2,188,500
NAVTEQ Corp.(b)                                         50,000      1,914,500
                                                                 ------------
                                                                    5,175,500
                                                                 ------------
CASINOS & GAMING--7.5%
Boyd Gaming Corp.(d)                                    90,000      3,582,000
MGM Mirage(b)(d)                                        45,000      3,231,450
Station Casinos, Inc.                                  100,000      6,150,000
                                                                 ------------
                                                                   12,963,450
                                                                 ------------
COMMUNICATIONS EQUIPMENT--1.7%
Avaya, Inc.(b)                                         205,000      2,941,750

COMPUTER STORAGE & PERIPHERALS--1.6%
Network Appliance, Inc.(b)(d)                           30,000        955,200
QLogic Corp.(b)                                         50,000      1,914,000
                                                                 ------------
                                                                    2,869,200
                                                                 ------------
CONSUMER FINANCE--2.0%
First Marblehead Corp. (The)(b)                         55,000      3,538,150

DATA PROCESSING & OUTSOURCED SERVICES--3.0%
Alliance Data Systems Corp.(b)                         120,000      5,210,400

DEPARTMENT STORES--1.4%
Nordstrom, Inc.                                         50,000      2,412,500

DIVERSIFIED COMMERCIAL SERVICES--4.6%
Block (H&R), Inc.                                       35,000      1,690,850
Corporate Executive Board Co. (The)                    100,000      6,390,000
                                                                 ------------
                                                                    8,080,850
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.3%
Rockwell Automation, Inc.                               40,000      2,266,000


                                                       SHARES       VALUE
                                                     ---------   ------------
DOMESTIC COMMON STOCKS (continued)

ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
Symbol Technologies, Inc.                              110,000   $  2,013,000

EMPLOYMENT SERVICES--3.4%
Manpower, Inc.                                          45,000      2,189,250
Monster Worldwide, Inc.(b)                             120,000      3,754,800
                                                                 ------------
                                                                    5,944,050
                                                                 ------------
FOOD RETAIL--1.3%
Whole Foods Market, Inc.                                25,000      2,235,500

HEALTH CARE DISTRIBUTORS--0.7%
AmerisourceBergen Corp.(d)                              20,000      1,165,600

HEALTH CARE EQUIPMENT--5.2%
Beckman Coulter, Inc.                                   30,000      2,010,000
Kinetic Concepts, Inc.(b)                               60,000      3,900,000
Varian Medical Systems, Inc.(b)                         85,000      3,207,050
                                                                 ------------
                                                                    9,117,050
                                                                 ------------
HEALTH CARE FACILITIES--1.9%
Triad Hospitals, Inc.(b)(d)                             80,000      3,255,200

HEALTH CARE SERVICES--4.6%
Express Scripts, Inc.(b)                                25,000      1,854,750
Laboratory Corporation of America Holdings(b)           35,000      1,674,750
Medco Health Solutions, Inc.(b)                         60,000      2,554,200
Quest Diagnostics, Inc.(d)                              20,000      1,906,000
                                                                 ------------
                                                                    7,989,700
                                                                 ------------
HEALTH CARE SUPPLIES--1.3%
Dade Behring Holdings, Inc.(b)                          10,000        571,500
Omnicare, Inc.                                          55,000      1,691,250
                                                                 ------------
                                                                    2,262,750
                                                                 ------------
HOMEBUILDING--0.6%
Hovnanian Enterprises, Inc. Class A(b)                  20,000      1,044,800

INTERNET SOFTWARE & SERVICES--1.6%
Ask Jeeves, Inc.(b)                                    100,000      2,836,000

MOVIES & ENTERTAINMENT--0.8%
Regal Entertainment Group Class A(d)                    70,000      1,393,000

OIL & GAS EXPLORATION & PRODUCTION--3.6%
EOG Resources, Inc.(d)                                   5,000        371,250
Pioneer Natural Resources Co.                          125,000      4,798,750

Phoenix-Engemann Mid-Cap Growth Fund


                                                       SHARES       VALUE
                                                     ---------   ------------
DOMESTIC COMMON STOCKS (continued)

OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
XTO Energy, Inc.                                        30,000   $  1,077,300
                                                                 ------------
                                                                    6,247,300
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0 7%
CapitalSource, Inc.(b)                                  50,000      1,180,500

PHARMACEUTICALS--6.5%
Barr Pharmaceuticals, Inc.(b)                           80,000      3,804,000
Medicis Pharmaceutical Corp. Class A                    80,000      2,888,000
Sepracor, Inc.(b)(d)                                    80,000      4,574,400
                                                                 ------------
                                                                   11,266,400
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.6%
Eastman Kodak Co.                                       30,000        992,700

RESTAURANTS--3.0%
Applebee's International, Inc.                         125,000      3,482,500
Cheesecake Factory, Inc. (The)(b)                       52,500      1,699,425
                                                                 ------------
                                                                    5,181,925
                                                                 ------------
SEMICONDUCTORS--6.0%
Altera Corp.(b)                                        135,000      2,592,000
Microchip Technology, Inc.                             120,000      3,126,000
National Semiconductor Corp.                           170,000      2,878,100
Xilinx, Inc.                                            65,000      1,897,350
                                                                 ------------
                                                                   10,493,450
                                                                 ------------
SPECIALIZED FINANCE--1.4%
CIT Group, Inc.                                         60,000      2,422,200

SPECIALTY STORES--5.9%
Advance Auto Parts, Inc.(b)                            100,000      4,310,000
PETsMART, Inc.(d)                                       75,000      2,267,250
Tiffany & Co.                                           80,000      2,514,400
Weight Watchers International, Inc.(b)(d)               25,000      1,171,500
                                                                 ------------
                                                                   10,263,150
                                                                 ------------
STEEL--2.9%
Nucor Corp.(d)                                          90,000      5,054,400

SYSTEMS SOFTWARE--1.7%
Novell, Inc.(b)                                        300,000      1,731,000
Symantec Corp.(b)                                       50,000      1,167,500
                                                                 ------------
                                                                    2,898,500
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--2.1%
Fastenal Co.(d)                                         60,000      3,607,800


                                                       SHARES       VALUE
                                                     ---------   ------------
DOMESTIC COMMON STOCKS (continued)

TRUCKING--1.0%
Hunt (J.B.) Transport Services, Inc.                    40,000   $  1,764,800
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $125,012,632)                                    159,214,575
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--3.8%

HOME ENTERTAINMENT SOFTWARE--0.5%
Shanda Interactive Entertainment Ltd.
  (Switzerland)(b)(d)                                   30,000        984,000

PHARMACEUTICALS--1.1%
Elan Corp. plc ADR (Ireland)(b)(d)                      70,000      1,885,100

SEMICONDUCTORS--2.2%
ARM Holdings plc ADR (United Kingdom)                  295,000      1,625,450
Marvell Technology Group Ltd. (Bermuda)(b)(d)           65,000      2,174,250
                                                                 ------------
                                                                    3,799,700
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,342,405)                                        6,668,800
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.4%
(IDENTIFIED COST $129,355,037)                                    165,883,375
-----------------------------------------------------------------------------


                                                       SHARES       VALUE
                                                     ---------   ------------
SHORT-TERM INVESTMENTS--9.4%

MONEY MARKET MUTUAL FUNDS--4.4%
AIM Short Term Investment Trust Liquid
  Assets Portfolio - Institutional Shares
  (2.26% seven day effective yield)(e)                 880,789        880,789
AIM Short Term Investment Trust
  Treasury Assets Portfolio -
  Institutional Shares (2.16% seven
  day effective yield)(e)                            1,100,535      1,100,535
AIM Short-Term Investment Trust Prime
  Assets Portfolio - Institutional
  Shares (2.33% effective seven day
  yield)(e)                                          5,737,573      5,737,573
                                                                 ------------
                                                                    7,718,897
                                                                 ------------


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)
                                         ----------  ---------
COMMERCIAL PAPER--5.0%
Cargill, Inc. 2.53%, 2/1/05                 A-1          2,730      2,730,000
UBS Finance Delaware LLC 2.30%, 2/1/05      A-1+         2,420      2,420,000
Gannett Co. 2.40%, 2/3/05                   A-1          1,390      1,389,815

Phoenix-Engemann Mid-Cap Growth Fund


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
SHORT-TERM INVESTMENTS (continued)

COMMERCIAL PAPER (CONTINUED)
Ranger Funding Co. LLC 2.47%, 2/25/05       A-1+        $2,120   $  2,116,509
                                                                 ------------
                                                                    8,656,324
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $16,375,221)                                      16,375,221
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--104.8%
(IDENTIFIED COST $145,730,258)                                    182,258,596(a)

Other assets and liabilities, net--(4.8)%                          (8,343,590)
                                                                 ------------
NET ASSETS--100.0%                                               $173,915,006
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $37,047,574 and gross depreciation of $890,298 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $146,101,320.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.

Phoenix-Goodwin High Yield Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
DOMESTIC CORPORATE BONDS--81.1%

ADVERTISING--0.3%
WDAC Subsidiary Corp. 144A 8.50%,
  12/1/14(b)                                Caa      $   500(i)  $    641,995

AIRLINES--2.0%
American Airlines, Inc. 01-1, A1 6.977%,
  5/23/21                                   Ba         1,136        1,045,609
Delta Air Lines, Inc. 10%, 8/15/08          C(c)         500          290,000
Delta Air Lines, Inc. 00-1, A-1 7
  7.379%, 5/18/10                           Ba           500          480,336
JetBlue Airways Corp. 04-1 6.74%,
  3/15/08(d)                                Ba         1,000        1,028,760
JetBlue Airways Corp. 04-2, C 5.39%,
  5/15/10(d)                                Ba           500          499,400
Northwest Airlines, Inc. 10%, 2/1/09        Caa          500          370,000
                                                                 ------------
                                                                    3,714,105
                                                                 ------------
ALTERNATIVE CARRIERS--0.8%
Level 3 Financing, Inc. 144A 10.75%,
  10/15/11(b)                               Caa          500          433,750
Time Warner Telecom Holdings, Inc.
  6.79%, 2/15/11(d)                         B            500          513,750
Time Warner Telecom, Inc. 10.125%, 2/1/11   B            500          492,500
                                                                 ------------
                                                                    1,440,000
                                                                 ------------
APPAREL RETAIL--0.3%
Broder Bros. Co. 11.25%, 10/15/10           B            500          536,250

APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Levi Strauss & Co. 144A 9.75%, 1/15/15(b)   Caa          500          488,750
Phillips-Van Heusen Corp. 7.25%, 2/15/11    B            500          525,000
                                                                 ------------
                                                                    1,013,750
                                                                 ------------
AUTO PARTS & EQUIPMENT--2.5%
ArvinMeritor, Inc. 8.75%, 3/1/12            Ba           950        1,067,562
CB Cambridge Industries Liquidating
  Trust Interests 0%, 12/24/05(e)(f)(l)(m)  NR         5,164            1,033
Collins & Aikman Products Corp. 144A
  12.875%, 8/15/12(b)                       B            500          416,250


                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
DOMESTIC CORPORATE BONDS (continued)

AUTO PARTS & EQUIPMENT (CONTINUED)
Dura Operating Corp. Series D 9%, 5/1/09    B        $ 1,000     $    970,000
Mark IV Industries, Inc. 7.50%, 9/1/07      Caa          750          729,375
Tenneco Automotive, Inc. 144A 8.625%,
  11/15/14(b)                               B            250          261,250
Tenneco Automotive, Inc. Series B 10.25%,
  7/15/13  B                                           1,000        1,180,000
                                                                 ------------
                                                                    4,625,470
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.4%
General Motors Corp. 7.125%, 7/15/13(h)     Baa          750          745,975

BIOTECHNOLOGY--0.5%
Dade Behring Holdings, Inc. 11.91%,
  10/3/10                                   B            887          984,361

BROADCASTING & CABLE TV--5.5%
Charter Communications Holdings
  LLC/Charter Communication Holdings
  Capital Corp. 10.25%, 9/15/10             Caa        1,500        1,567,500
Charter Communications Holdings
  LLC/Charter Communications Holdings
  Capital Corp. 8.25%, 4/1/07               Ca         1,000          935,000
Charter Communications Holdings
  LLC/Charter Communications Holdings
  Capital Corp. 9.92%, 4/1/11(d)            Ca         1,000          800,000
CSC Holdings, Inc. Series B 7.625%,
  4/1/11                                    B            750          821,250
DIRECTV Holdings LLC/DIRECTV Financing
  Co., Inc. 8.375%, 3/15/13                 Ba           700          791,875
Echostar DBS Corp. 6.375%, 10/1/11          Ba         1,200        1,231,500
Insight Midwest LP/Insight Capital,
  Inc. 10.50%, 11/1/10                      B          1,000        1,095,000
Mediacom LLC/Mediacom Capital Corp.
  9.50%, 1/15/13                            B            750          751,875
PanAmSat Corp. 144A 9%, 8/15/14(b)(d)       B            750          819,375
Paxson Communications Corp. 0%,
  1/15/09(d)                                Caa          500          485,000
Young Broadcasting, Inc. 8.75%, 1/15/14     Caa        1,000        1,000,000
                                                                 ------------
                                                                   10,298,375
                                                                 ------------

Phoenix-Goodwin High Yield Fund

                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
DOMESTIC CORPORATE BONDS (continued)

BUILDING PRODUCTS--1.0%
ACIH, Inc. 144A 0%, 12/15/12(b)(d)          B        $   700     $    521,500
Ply Gem Industries, Inc. 144A 9%,
  2/15/12(b)                                B          1,000        1,000,000
THL Buildco, Inc. 144A 8.50%, 9/1/14(b)     Caa          325          335,562
                                                                 ------------
                                                                    1,857,062
                                                                 ------------
CASINOS & GAMING--4.6%
American Casino & Entertainment 7.85%,
  2/1/12                                    B            250          266,562
Argosy Gaming Co. 7%, 1/15/14               B            500          552,500
Caesars Entertainment, Inc. 8.125%,
  5/15/11                                   Ba         1,250        1,437,500
Herbst Gaming, Inc. 8.125%, 6/1/12          B            500          532,500
MGM Mirage 8.50%, 9/15/10                   Ba         1,415        1,609,563
Penn National Gaming, Inc. 6.875%,
  12/1/11                                   B            370          375,550
Scientific Games Corp. 144A 6.25%,
  12/15/12(b)                               B          1,000        1,020,000
Seneca Gaming Corp. 7.25%, 5/1/12           B            250          258,750
Waterford Gaming LLC 144A 8.625%,
  9/15/12(b)                                B          2,270        2,462,950
                                                                 ------------
                                                                    8,515,875
                                                                 ------------
COMMODITY CHEMICALS--0.8%
Lyondell Chemical Co. 9.50%, 12/15/08       B          1,350        1,464,750

COMMUNICATIONS EQUIPMENT--0.8%
Corning, Inc. 6.20%, 3/15/16                Ba         1,000        1,014,190
Lucent Technologies, Inc. 6.45%, 3/15/29    B            500          448,750
                                                                 ------------
                                                                    1,462,940
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.1%
Case Corp. 7.25%, 1/15/16                   Ba         1,000          990,000
Terex Corp. 9.25%, 7/15/11                  B          1,000        1,112,500
                                                                 ------------
                                                                    2,102,500
                                                                 ------------
CONSUMER FINANCE--0.4%
Ford Motor Credit Co. 7%, 10/1/13           A            750          790,475

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Electronic Data Systems Corp. Series B
  6.50%, 8/1/13                             Ba           750          793,627
Iron Mountain, Inc. 7.75%, 1/15/15          Caa          500          513,750
                                                                 ------------
                                                                    1,307,377
                                                                 ------------


                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
DOMESTIC CORPORATE BONDS (continued)

DEPARTMENT STORES--0.7%
Penney (J.C.) Co., Inc. 9%, 8/1/12          Ba       $ 1,000     $  1,227,500

DIVERSIFIED CHEMICALS--1.9%
Equistar Chemicals LP/Equistar Funding
  Cor 10.125%, 9/1/08                       B            700          801,500
Huntsman International LLC 144A 7.375%,
  1/1/15(b)                                 B            500          500,000
Huntsman LLC 144A 9.32%, 7/15/11(b)(d)      B            500          570,000
ISP Holdings, Inc. Series B 10.625%,
  12/15/09                                  B          1,500        1,642,500
                                                                 ------------
                                                                    3,514,000
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--1.3%
Adesa, Inc. 7.625%, 6/15/12                 B            500          530,000
Coinmach Corp. 9%, 2/1/10                   B            702          726,570
Concentra Operating Corp. 9.125%, 6/1/12    B            500          557,500
Mobile Mini, Inc. 9.50%, 7/1/13             B            500          575,300
                                                                 ------------
                                                                    2,389,370
                                                                 ------------
DRUG RETAIL--0.8%
NeighborCare, Inc. 6.875%, 11/15/13         Ba         1,000        1,058,750
Rite Aid Corp. 8.125%, 5/1/10               B            200          208,500
Rite Aid Corp. 9.25%, 6/1/13                Caa          300          300,000
                                                                 ------------
                                                                    1,567,250
                                                                 ------------
ELECTRIC UTILITIES--3.0%
Allegheny Energy Supply Co. LLC 7.80%,
  3/15/11                                   B            500          543,750
FirstEnergy Corp. Series B 6.45%,
  11/15/11                                  Baa        1,000        1,086,705
Midwest Generation LLC 8.75%, 5/1/34        B          1,000        1,122,500
MSW Energy Holdings II LLC/MSW Energy
  Finance Co. II, Inc. Series B
  7.375%, 9/1/10                            Ba           325          341,250
MSW Energy Holdings LLC/MSW Energy
  Finance Co., Inc. 8.50%, 9/1/10           Ba           750          821,250
Reliant Energy, Inc. 9.25%, 7/15/10         B            700          782,250
TECO Energy, Inc. 7.20%, 5/1/11             Ba           500          545,625
Texas Genco LLC/Texas Genco Financing
  Corp. 144A 6.875%, 12/15/14(b)            B            375          390,000
                                                                 ------------
                                                                    5,633,330
                                                                 ------------

Phoenix-Goodwin High Yield Fund

                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
DOMESTIC CORPORATE BONDS (continued)

ELECTRICAL COMPONENTS & EQUIPMENT--0 6%
Polypore, Inc. 8.75%, 5/15/12               Caa      $ 1,000     $  1,032,500

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Itron, Inc. 144A 7.75%, 5/15/12(b)          B            500          503,750

ENVIRONMENTAL SERVICES--1.3%
Allied Waste North America 7.875%,
  4/15/13                                   B            850          847,875
Allied Waste North America Series B
  9.25%, 9/1/12                             B          1,000        1,065,000
Geo Sub Corp. 11%, 5/15/12                  Caa          500          512,500
                                                                 ------------
                                                                    2,425,375
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.9%
IMC Global, Inc. 10.875%, 8/1/13            Ba         1,000        1,222,500
Scotts Co. (The) 6.625%, 11/15/13           Ba           500          521,250
                                                                 ------------
                                                                    1,743,750
                                                                 ------------
FOOD RETAIL--0.8%
Ahold Finance USA, Inc. 8.25%, 7/15/10      Ba           500          567,500
Couche-Tard U.S. LP/Couche-Tard Finance
  Corp. 7.50%, 12/15/13                     Ba           335          355,937
Delhaize America, Inc. 8.125%, 4/15/11      Ba           500          583,764
                                                                 ------------
                                                                    1,507,201
                                                                 ------------
HEALTH CARE EQUIPMENT--0.1%
National Mentor, Inc. 144A 9.625%,
  12/1/12(b)                                B            125          131,875

HEALTH CARE FACILITIES--3.9%
Ardent Health Services LLC 10%, 8/15/13     B            500          520,000
Community Health Systems 144A 6.50%,
  12/15/12(b)                               B          1,000        1,005,000
HCA, Inc. 5.25%, 11/6/08                    Ba           900          904,545
HCA, Inc. 5.50%, 12/1/09                    Ba           500          500,451
HCA, Inc. 6.95%, 5/1/12                     Ba           900          952,193
HealthSouth Corp. 10.75%, 10/1/08           NR           500          529,375
HealthSouth Corp. 7.625%, 6/1/12            NR           500          503,750
IASIS Healthcare LLC 8.75%, 6/15/14         B            500          541,250
Province Healthcare Co. 7.50%, 6/1/13       B          1,000        1,125,000
Tenet Healthcare Corp. 144A 9.875%,
  7/1/14(b)                                 B            700          729,750
                                                                 ------------
                                                                    7,311,314
                                                                 ------------


                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
DOMESTIC CORPORATE BONDS (continued)

HOMEBUILDING--2.1%
Hovnanian Enterprises, Inc. 7.75%,
  5/15/13                                   Ba       $ 1,500     $  1,631,250
Standard-Pacific Corp. 6.875%, 5/15/11      Ba           500          526,250
Technical Olympic USA, Inc. 144A 7.50%,
  1/15/15(b)                                B            750          731,250
WCI Communities, Inc. 10.625%, 2/15/11      Ba         1,000        1,110,000
                                                                 ------------
                                                                    3,998,750
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.8%
La Quinta Properties 7%, 8/15/12            Ba           420          441,000
Royal Caribbean Cruises Ltd. 6.875%,
  12/1/13                                   Ba           500          546,250
Starwood Hotels & Resorts Worldwide,
  Inc. 7.875%, 5/1/12                       Ba           500          572,500
                                                                 ------------
                                                                    1,559,750
                                                                 ------------
HOUSEHOLD PRODUCTS--1.2%
JohnsonDiversey, Inc. Series B 9.625%,
  5/15/12                                   B          2,000        2,240,000

INTEGRATED TELECOMMUNICATION SERVICES--4.4%
AT&T Corp. 9.05%, 11/15/11                  Ba         1,500        1,747,500
Citizens Communications Co. 9.25%,
  5/15/11                                   Ba         1,000        1,172,500
MCI, Inc. 8.735%, 5/1/14                    B          1,000        1,096,250
PRIMUS Telecommunications Group, Inc.
  8%, 1/15/14                               B            500          425,000
Qwest Capital Funding, Inc. 7.90%,
  8/15/10                                   Caa        1,000          987,500
Qwest Corp. 144A 7.875%, 9/1/11(b)          Ba           500          537,500
Qwest Corp. 144A 9.125%, 3/15/12(b)         Ba         1,000        1,142,500
Qwest Services Corp. 144A 13.50%,
  12/15/07(b)                               Caa        1,000        1,137,500
                                                                 ------------
                                                                    8,246,250
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.3%
REFCO Finance Holdings LLC 144A 9%,
  8/1/12(b)                                 B            500          547,500

IT CONSULTING & OTHER SERVICES--0.3%
Unisys Corp. 6.875%, 3/15/10                Ba           500          517,500

MANAGED HEALTH CARE--0.8%
Coventry Health Care Inc. 144A 5.875%,
  1/15/12(b)                                Ba           500          510,000

Phoenix-Goodwin High Yield Fund

                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
DOMESTIC CORPORATE BONDS (continued)

MANAGED HEALTH CARE (CONTINUED)
Coventry Health Care Inc. 144A 6.125%,
  1/15/15(b)                                Ba       $ 1,000     $  1,020,000
                                                                 ------------
                                                                    1,530,000
                                                                 ------------
MARINE--0.1%
Horizon Lines LLC 144A 9%, 11/1/12(b)       B            250          266,250

METAL & GLASS CONTAINERS--1.4%
BWAY Corp. 10%, 10/15/10                    B          1,000        1,075,000
Owens-Brockway Glass Container, Inc.
  7.75%, 5/15/11                            B          1,500        1,620,000
                                                                 ------------
                                                                    2,695,000
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--4.1%
AES Corp. (The) 9.50%, 6/1/09               B            943        1,060,875
AES Corp. (The) 144A 8.75%, 5/15/13(b)      B          1,000        1,125,000
Calpine Corp. 7.875%, 4/1/08                Caa        1,500        1,110,000
Calpine Corp. 144A 8.75%, 7/15/13(b)        B(c)       1,500        1,125,000
CMS Energy Corp. 7.50%, 1/15/09             B            750          797,812
Dynegy Holdings, Inc. 6.875%, 4/1/11        Caa        2,000        1,870,000
NRG Energy, Inc. 144A 8%, 12/15/13(b)       B            500          541,250
                                                                 ------------
                                                                    7,629,937
                                                                 ------------
OFFICE ELECTRONICS--0.7%
Xerox Corp. 6.875%, 8/15/11                 Ba         1,250        1,325,000

OFFICE SERVICES & SUPPLIES--0.3%
Williams Scotsman, Inc. 10%, 8/15/08        B            500          547,500

OIL & GAS EQUIPMENT & SERVICES--0.1%
Hornbeck Offshore Services, Inc. 144A
  6.125%, 12/1/14(b)                        Ba           225          225,563

OIL & GAS EXPLORATION & PRODUCTION--3.3%
Chesapeake Energy Corp. 7.50%, 6/15/14      Ba           325          355,875
Chesapeake Energy Corp. 6.875%, 1/15/16     Ba           675          705,375
Chesapeake Energy Corp. 144A 6.375%,
  6/15/15(b)                                Ba           125          128,125
Denbury Resources, Inc. 7.50%, 4/1/13       B          1,000        1,075,000
Forest Oil Corp. 8%, 12/15/11               Ba         1,000        1,138,750
SESI LLC 8.875%, 5/15/11                    B          1,500        1,638,750
Stone Energy Corp. 144A 6.75%,
  12/15/14(b)                               B            500          491,250


                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
DOMESTIC CORPORATE BONDS (continued)

OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
Swift Energy Co. 7.625%, 7/15/11            B        $   500     $    541,250
                                                                 ------------
                                                                    6,074,375
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--5.1%
Citgo Petroluem Corp. 144A 6%,
  10/15/11(b)                               Ba           900          897,750
El Paso Corp. 7.875%, 6/15/12               Caa        2,500        2,612,500
Pacific Energy Partners LP/ Pacific
  Energy Finance Corp. 7.125%, 6/15/14      Ba           625          662,500
Premcor Refining Group, Inc. (The)
  6.75%, 5/1/14                             Ba         1,000        1,052,500
Teekay Shipping Corp. 8.875%, 7/15/11       Ba         1,450        1,685,625
Williams Cos., Inc. (The) 7.75%, 6/15/31    B          2,300        2,541,500
                                                                 ------------
                                                                    9,452,375
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.9%
American Real Estate Partners LP/American
  Real Estate Finance Corp. 8.125%,
  6/1/12                                    Ba         1,000        1,067,500
AMR Holdco/EMCare Holdco 144A 10%,
  2/15/15(b)(g)                             Caa          250          258,125
Glencore Funding LLC 144A 6%, 4/15/14(b)    Baa          850          825,725
UGS Corp. 144A 10%, 6/1/12(b)               B            750          840,000
Universal City Florida Holding Co. 144A
  8.375%, 5/1/10(b)                         B            250          261,250
Vanguard Health Holdings Co. LLC 9%,
  10/1/14                                   Caa          250          268,750
                                                                 ------------
                                                                    3,521,350
                                                                 ------------
PACKAGED FOODS & MEATS--1.9%
Del Monte Corp. 8.625%, 12/15/12            B            850          948,813
Dole Foods Co., Inc. 8.875%, 3/15/11        B          1,200        1,294,500
Pilgrim's Pride Corp. 9.25%, 11/15/13       B          1,100        1,243,000
                                                                 ------------
                                                                    3,486,313
                                                                 ------------
PAPER PACKAGING--0.5%
Jefferson Smurfit Corp. 8.25%, 10/1/12      B            900          958,500

PAPER PRODUCTS--2.3%
Appleton Papers, Inc. Series B 9.75%,
  6/15/14                                   B            500          540,000
Bowater, Inc. 5.49%, 3/15/10(d)             Ba           635          649,288
Georgia-Pacific Corp. 7.375%, 7/15/08       Ba           700          761,285

Phoenix-Goodwin High Yield Fund

                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
DOMESTIC CORPORATE BONDS (continued)

PAPER PRODUCTS (CONTINUED)
Georgia-Pacific Corp. 8.125%, 5/15/11       Ba       $ 1,500     $  1,732,500
Solo Cup Co. 8.50%, 2/15/14                 B            500          514,375
                                                                 ------------
                                                                    4,197,448
                                                                 ------------
PERSONAL PRODUCTS--0.1%
Leiner Health Products 11%, 6/1/12          B            250          273,750

PROPERTY & CASUALTY INSURANCE--0.6%
First America Capital Trust I 8.50%,
  4/15/12                                   Baa        1,000        1,139,024

PUBLISHING & PRINTING--1.6%
Cadmus Communications Corp. 8.375%,
  6/15/14                                   B            500          540,000
Dex Media West LLC/Dex Media West
  Finance Co. Series B 8.50%, 8/15/10       B            400          436,000
Dex Media West LLC/Dex Media West
  Finance Co. Series B 9.875%, 8/15/13      B            733          834,704
Dex Media, Inc. 0%, 11/15/13(d)             B          1,525        1,155,187
                                                                 ------------
                                                                    2,965,891
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.4%
Amkor Technology, Inc. 7.125%, 3/15/11      B            750          671,250

SPECIALIZED FINANCE--0.3%
RMCC Acquisition Co. 144A 9.50%,
  11/1/12(b)                                Caa          500          495,000

SPECIALTY CHEMICALS--1.2%
Crompton Corp. 144A 9.875%, 8/1/12(b)       B            500          562,500
Huntsman Advanced Materials LLC 144A
  11%, 7/15/10(b)                           B          1,170        1,380,600
Lubrizol Corp. 5.50%, 10/1/14               Baa          200          205,260
                                                                 ------------
                                                                    2,148,360
                                                                 ------------
SPECIALTY STORES--1.9%
Affinity Group, Inc. 9%, 2/15/12            B            500          537,500
AutoNation, Inc. 9%, 8/1/08                 Ba         1,000        1,130,000
Hollywood Entertainment Corp. 9.625%,
  3/15/11                                   B            950        1,035,500
Pep Boys Manny Moe Jack 7.50%, 12/15/14     B            300          304,500
Toys R Us, Inc. 7.375%, 10/15/18            Ba           500          483,125
                                                                 ------------
                                                                    3,490,625
                                                                 ------------


                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
DOMESTIC CORPORATE BONDS (continued)

STEEL--1.4%
California Steel Industries, Inc.
  6.125%, 3/15/14                           Ba       $ 1,000     $    992,500
Steel Dynamics, Inc. 9.50%, 3/15/09         Ba         1,450        1,595,000
                                                                 ------------
                                                                    2,587,500
                                                                 ------------
TOBACCO--0.1%
Standard Commercial Corp. 8%, 4/15/12       Ba           250          258,125

TRADING COMPANIES & DISTRIBUTORS--1.1%
TD Funding Corp. 8.375%, 7/15/11            B          1,000        1,060,000
United Rentals North America, Inc. 7%,
  2/15/14                                   B          1,000          935,000
                                                                 ------------
                                                                    1,995,000
                                                                 ------------
TRUCKING--0.5%
Amerco, Inc. 12%, 3/15/11                   NR         1,000        1,030,000

WIRELESS TELECOMMUNICATION SERVICES--2.5%
American Cellular Corp. Series B 10%,
  8/1/11                                    Caa        1,000          930,000
American Tower Corp. 144A 7.125%,
  10/15/12(b)                               B            250          252,500
Dobson Communications Corp. 8.875%,
  10/1/13                                   Ca           800          594,000
IPCS Escrow Co. 11.50%, 5/1/12              B            500          573,750
Nextel Communications, Inc. 6.875%,
  10/31/13                                  Ba         1,250        1,364,063
Rural Cellular Corp. 9.75%, 1/15/10         Caa          500          485,000
Triton PCS, Inc. 9.375%, 2/1/11             Ca           500          406,250
                                                                 ------------
                                                                    4,605,563
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $145,117,421)                                    151,167,924
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--2.4%

Asset Backed Funding Corp. Net Interest
  Margin Trust 04-HE6, A1144A 5%,
  9/27/34(b)                                BBB+(c)      765          764,877
Bear Stearns Asset Backed Securities Net
  Interest Margin 03-HE1N, N2 144A
  6.50%, 10/25/05(b)                        BB(c)        500          479,297
Bear Stearns Asset Backed Securities Net
  Interest Margin 04-HE1N, A2 144A
  5.50%, 2/25/34(b)                         BB(c)        500          456,875

Phoenix-Goodwin High Yield Fund

                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Asset Backed Securities Net
  Interest Margin 04-HE3N, A2 5.50%,
  4/25/34                                   BB(c)    $   600     $    542,625
Bear Stearns Asset Backed Securities Net
  Interest Margin 04-HE5N, A3 5%, 7/25/34   BB(c)        500          461,250
First Franklin Net Interest Margin Trust
  04-FF7A, B 144A 6.75%, 9/27/34(b)         BBB-(c)      425          416,533
GSAMP Trust Net Interest Margin 04-1,
  N1 144A 5.50%, 9/25/34(b)                 BBB(c)       738          737,988
Park Place Securities Net Interest
  Margin Trust 04-MCW1, B 144A 7.385%,
  9/25/34(b)                                BBB(c)       600          599,812
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,476,365)                                        4,459,257
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.3%

BRAZIL--0.7%
Federative Republic of Brazil 8%, 4/15/14   B          1,281        1,312,080

RUSSIA--0.6%
Russian Federation RegS 5%, 3/31/30(d)(j)   Baa        1,000        1,051,200
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,236,224)                                        2,363,280
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(k)--12.5%

BERMUDA--0.7%
Intelsat Bermuda Ltd 144A  8.625%,
  1/15/15(b)                                B            250          261,562
Intelsat Limited 6.50%, 11/1/13             Caa        1,250        1,053,125
                                                                 ------------
                                                                    1,314,687
                                                                 ------------
BRAZIL--0.9%
CSN Islands VIII Corp. 144A 9.75%,
  12/16/13(b)                               B            500          531,875
Petrobras International Finance Co.
  9.125%, 7/2/13                            Ba         1,000        1,122,500
                                                                 ------------
                                                                    1,654,375
                                                                 ------------
CANADA--3.9%
Abitibi Consolidated, Inc. 6%, 6/20/13      Ba         1,000          947,500
Bombardier, Inc. 144A 6.30%, 5/1/14(b)      Ba           750          646,875
Cascades, Inc. 7.25%, 2/15/13               Ba         1,450        1,522,500
CHC Helicopter Corp. 7.375%, 5/1/14         B          1,000        1,052,500
Norske Skog Canada Ltd. 7.375%, 3/1/14      Ba           840          852,600


                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
FOREIGN CORPORATE BONDS (continued)

CANADA (CONTINUED)
Nova Chemicals Corp. 6.50%, 1/15/12         Ba       $   300     $    314,625
Novelis, Inc. 144A 7.25%, 2/15/15(b)(g)     B            400          412,000
Rogers Wireless, Inc. 7.25%, 12/15/12       Ba           115          123,337
Rogers Wireless, Inc. 8%, 12/15/12          B            600          645,000
Rogers Wireless, Inc. 6.375%, 3/1/14        Ba           700          708,750
                                                                 ------------
                                                                    7,225,687
                                                                 ------------
CAYMAN ISLANDS--0.2%
New ASAT Finance Ltd. 144A 9.25%,
  2/1/11(b)                                 B            350          295,750

CHILE--0.4%
Enersis S.A. 7.375%, 1/15/14                Ba           750          815,494

IRELAND--1.3%
JSG Funding plc 9.625%, 10/1/12             B          2,200        2,442,000

KAZAKHSTAN--0.3%
Tengizchevroil Finance Co. 144A 6.124%,
  11/15/14(b)                               Baa          500          504,375

LUXEMBOURG--0.5%
Lighthouse International Co. S.A. 144A
  8%, 4/30/14(b)                            B            750(i)     1,009,431

MEXICO--0.9%
Alestra S.A. de Rl de CV 8%, 6/30/10        B-(c)        500          437,500
Innova S de R.L. 9.375%, 9/19/13            B          1,000        1,140,000
                                                                 ------------
                                                                    1,577,500
                                                                 ------------
NETHERLANDS--1.1%
Kazkommerts International  BV RegS
  8.50%, 4/16/13(j)                         Baa        2,000        2,067,500

POLAND--0.0%
Poland Telecom Finance BV Series B 14%,
  12/1/07(e)(f)(l)(m)                       NR         4,942           61,770

RUSSIA--0.6%
Mobile Telesystems Finance S.A. RegS
  8.375%, 10/14/10(j)                       Ba           500          519,367
OAO Gazprom 144A 9.625%, 3/1/13(b)          BB-(c)       500          597,500
                                                                 ------------
                                                                    1,116,867
                                                                 ------------
SWEDEN--0.8%
Stena AB 9.625%, 12/1/12                    Ba           950        1,068,750

Phoenix-Goodwin High Yield Fund

                                          MOODY'S   PAR VALUE
                                           RATING     (000)          VALUE
                                         ---------  ---------    ------------
FOREIGN CORPORATE BONDS (continued)

SWEDEN (CONTINUED)
Stena AB 144A 7%, 12/1/16(b)                Ba       $   500     $    486,250
                                                                 ------------
                                                                    1,555,000
                                                                 ------------
UNITED KINGDOM--0.3%
Global Crossing UK Finance plc 144A
  10.75%, 12/15/14(b)                       Caa          500          492,500

UNITED STATES--0.6%
Crown European Holdings SA 10.25%,
  3/1/11                                    B+(c)        750(i)     1,121,862
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $27,032,573)                                      23,254,798
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.5%


ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
SCI Systems, Inc. Cv. 3%, 3/15/07           B          1,000          955,000
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $973,479)                                            955,000
-----------------------------------------------------------------------------


                                                      SHARES        VALUE
                                                      ------     ------------
DOMESTIC PREFERRED STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Series A Pfd. 2.50%(e)                6,727           18,163
-----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $47,089)                                              18,163
-----------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
Sullivan Holdings, Inc. Class C(e)(l)(m)                  76                0


-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $357,881)                                                  0
-----------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     ------------
WARRANTS--0.0%

COMMUNICATIONS EQUIPMENT--0.0%
Loral Space & Communications, Inc. (e)(m)              8,000     $          0

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Warrants(e)                          14,906            2,087
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $5,217)                                                2,087
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.8%
(IDENTIFIED COST $180,246,249)                                    182,220,509(a)

Other assets and liabilities, net--2.2%                             4,061,050
                                                                 ------------
NET ASSETS--100.0%                                               $186,281,559
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,703,984 and gross depreciation of $7,246,492 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $180,763,017.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to a value of $36,227,395 or 19.4% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Security in default.
(g) When-issued security.
(h) All or a portion segregated as collateral for when-issued securities.
(i) Par value represents Euro.
(j) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(k) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 1G "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(l) Restricted security. For acquisition information, please see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(m) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At January 31, 2005, these securities amounted to a value of $61,770 or 0% of net assets.

Phoenix-Goodwin Money Market Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


FACE
VALUE                                      INTEREST   MATURITY
(000)      DESCRIPTION                       RATE       DATE        VALUE
-----      -----------                     -------    --------   ------------
FEDERAL AGENCY SECURITIES--25.3%

2,500  FHLB(c)(d)                             1.47%     2/4/05   $  2,500,000
2,500  FHLB(c)                                1.88     2/15/05      2,500,573
2,500  FHLB(c)(d)                             1.30     2/28/05      2,500,000
1,000  FFCB(c)                                1.30      3/1/05      1,000,000
1,000  FHLB(c)(d)                             1.46      3/1/05        999,622
2,500  FHLB(c)(d)                             1.40      3/8/05      2,500,000
2,500  FHLB(c)(d)                             1.50     4/14/05      2,500,000
2,500  FNMA(c)(d)                             1.75     4/28/05      2,500,000
1,500  FNMA(c)(d)                             1.36      5/3/05      1,500,000
2,500  FNMA(c)(d)                             1.80      5/4/05      2,500,000
2,500  FHLB(c)(d)                             2.02     5/18/05      2,500,000
2,500  FHLMC(c)                               7.00     7/15/05      2,552,780
2,500  FHLB                                   2.13      9/1/05      2,498,484
2,500  FHLMC                                  2.88     9/15/05      2,501,452
2,500  FHLB(b)                                2.38     9/16/05      2,493,933
-----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                    33,546,844
-----------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE(b)--3.7%

  183  SBA (Final Maturity 1/25/21)           2.50      2/1/05        182,679
  741  SBA (Final Maturity 3/25/24)           2.63      2/1/05        740,648
  768  SBA (Final Maturity 10/25/22)          2.50      4/1/05        766,900
  928  SBA (Final Maturity 11/25/21)          2.38      4/1/05        927,385
  424  SBA (Final Maturity 2/25/23)           2.50      4/1/05        423,686
  505  SBA (Final Maturity 2/25/23)           2.50      4/1/05        504,787
  250  SBA (Final Maturity 5/25/21)           2.50      4/1/05        249,666
1,064  SBA (Final Maturity 9/25/23)           2.63      4/1/05      1,064,447
-----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                           4,860,198
-----------------------------------------------------------------------------


FACE                            STANDARD
VALUE                           & POOR'S   INTEREST   MATURITY
(000)      DESCRIPTION           RATING      RATE       DATE        VALUE
-----      -----------          --------   -------    --------   ------------
VARIABLE MONEY MARKET CERTIFICATES--2.0%

2,700  Bank of America Corp.      A-1+        2.30     2/16/05      2,700,000
-----------------------------------------------------------------------------
TOTAL VARIABLE MONEY MARKET CERTIFICATES                            2,700,000
-----------------------------------------------------------------------------


FACE                            STANDARD
VALUE                           & POOR'S   DISCOUNT   MATURITY
(000)      DESCRIPTION           RATING      RATE       DATE        VALUE
-----      -----------          --------   -------    --------   ------------
COMMERCIAL PAPER--67.8%

2,605  Alpine Securitization
         Corp.                    A-1         2.55      2/1/05   $  2,605,000
1,575  CAFCO LLC                  A-1+        2.34      2/1/05      1,575,000
1,250  Abbott Laboratories        A-1+        2.44      2/3/05      1,249,831
2,500  Golden Peanut Co. LLC      A-1         2.29      2/3/05      2,499,682
1,500  Bristol-Myers Squibb Co.   A-1         2.32      2/7/05      1,499,420
1,900  Archer-Daniels Midland Co. A-1         2.50      2/8/05      1,899,076
2,040  Bristol-Myers Squibb Co.   A-1         2.40      2/8/05      2,039,048
2,660  Bristol-Myers Squibb Co.   A-1         2.34      2/9/05      2,658,617
  150  General Electric Capital
         Corp.                    A-1+        2.40      2/9/05        149,920
2,350  ABN AMRO NA Finance, Inc.  A-1+        2.32     2/10/05      2,348,637
1,800  George Street Finance LLC  A-1+        2.25     2/10/05      1,798,987
2,800  George Street Finance LLC  A-1+        2.38     2/14/05      2,797,594
1,790  Ranger Funding Co. LLC     A-1+        2.40     2/14/05      1,788,449
1,420  CAFCO LLC                  A-1+        2.35     2/15/05      1,418,702
2,180  Harley-Davidson, Inc.      A-1         2.26     2/15/05      2,178,084
2,840  Preferred Receivables
         Funding Corp.            A-1         2.44     2/16/05      2,837,113
2,000  Preferred Receivables
         Funding Corp.            A-1         2.47     2/16/05      1,997,942
2,810  UBS Finance Delaware LLC   A-1+        2.36     2/18/05      2,806,875
2,250  Golden Peanut Co. LLC      A-1         2.36     2/22/05      2,246,902
1,885  Ranger Funding Co. LLC     A-1+        2.45     2/22/05      1,882,306
1,075  UBS Finance Delaware LLC   A-1+        2.38     2/22/05      1,073,507
4,555  Goldman Sachs Group, Inc.  A-1         2.46     2/23/05      4,548,152
2,205  NetJets, Inc.              A-1+        2.35     2/24/05      2,201,689
1,880  NetJets, Inc.              A-1+        2.34     2/25/05      1,877,067
2,500  Ranger Funding Co. LLC     A-1+        2.48     2/25/05      2,495,867
1,550  Govco, Inc.                A-1+        2.41      3/1/05      1,547,095
  437  Govco, Inc.                A-1+        2.45      3/1/05        436,167
4,350  Clipper Receivables Co.
         LLC                      A-1         2.35      3/3/05      4,341,481
1,845  Private Export Funding     A-1+        2.25      3/9/05      1,840,849
2,500  Danske Corp.               A-1+        2.44     3/11/05      2,493,561
1,900  General Electric Capital
         Corp.                    A-1+        2.38     3/11/05      1,895,227
3,500  Govco, Inc.                A-1+        2.42     3/14/05      3,490,354
3,000  Private Export Funding     A-1+        2.30     3/14/05      2,992,142

Phoenix-Goodwin Money Market Fund


FACE                            STANDARD
VALUE                           & POOR'S   DISCOUNT   MATURITY
(000)      DESCRIPTION           RATING      RATE       DATE        VALUE
-----      -----------          --------   -------    --------   ------------
COMMERCIAL PAPER (continued)

1,115  Danske Corp.               A-1+        2.50%    3/15/05   $  1,111,748
2,500  General Electric Capital
         Corp.                    A-1+        2.43     3/15/05      2,492,912
2,500  International Lease
         Finance Corp.            A-1+        2.45     3/16/05      2,492,684
1,950  Gemini Securitization LLC  A-1+        2.49     3/18/05      1,943,931
2,490  Danske Corp.               A-1+        2.45     3/23/05      2,481,527
3,300  Pfizer, Inc.               A-1+        2.47     3/23/05      3,288,679
2,000  CIT Group, Inc.            A-1         2.68     4/25/05      1,987,642
1,000  UBS Finance Delaware LLC   A-1+        2.65     4/27/05        993,743
1,700  UBS Finance Delaware LLC   A-1+        2.66      5/6/05      1,688,193
-----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                             89,991,402
-----------------------------------------------------------------------------


FACE                            STANDARD
VALUE                           & POOR'S   INTEREST   MATURITY
(000)      DESCRIPTION           RATING      RATE       DATE        VALUE
-----      -----------          --------   -------    --------   ------------
MEDIUM TERM NOTES(c)--1.1%

  500  Associates Corp. of North
         America                  AA-         7.97      3/1/05        502,572
  500  General Electric Capital
         Corp.                    AAA         8.85      4/1/05        506,089
  500  Bank of America Corp.      A+          7.63     4/15/05        506,265
-----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                             1,514,926
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $132,613,370)                                    132,613,370(a)

Other assets and liabilities, net--0.1%                                80,248
                                                                 ------------
NET ASSETS--100.0%                                               $132,693,618
                                                                 ============


(a) Federal Income Tax Information: At January 31, 2005, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) The interest rate shown is the coupon rate.
(d) Callable. The maturity date shown is the call date.

Phoenix Balanced Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
AGENCY MORTGAGE-BACKED SECURITIES--7.3%

Fannie Mae 5%, 8/25/12                     AAA        $ 3,889    $  3,917,336
Fannie Mae 6%, 5/1/17                      AAA            521         545,975
Fannie Mae 5.50%, '17-'34(k)               AAA         26,667      27,183,806
Fannie Mae 4.50%, 2/25/20(k)               AAA          9,900       9,881,437
Fannie Mae 6%, 11/1/31                     AAA          2,943       3,039,801
Fannie Mae 6%, 12/1/32                     AAA            266         274,415
Fannie Mae 5%, 4/1/34                      AAA          3,730       3,723,021
Fannie Mae 5%, 5/1/34                      AAA          2,511       2,506,714
Fannie Mae 6%, 7/1/34                      AAA          5,456       5,633,823
GNMA 6.50%, '23-'32                        AAA          9,694      10,256,234
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $65,527,496)                                      66,962,562
--------------------------------------------------------------------------------

MUNICIPAL BONDS--3.9%

CALIFORNIA--1.7%
Alameda Corridor Transportation
  Authority Revenue Taxable Series C
  6.50%, 10/1/19                           AAA          1,100       1,266,199
Alameda Corridor Transportation
  Authority Revenue Taxable Series C
  6.60%, 10/1/29                           AAA          2,750       3,213,320
Fresno County Pension Obligation Revenue
  Taxable 6.21%, 8/15/06                   AAA          1,000       1,039,490
Pasadena Pension Funding Revenue Taxable
  Series A 6.95%, 5/15/07                  AAA          1,915       2,045,584
Pasadena Pension Funding Revenue Taxable
  Series A 7.05%, 5/15/09                  AAA          2,500       2,783,700
Pasadena Pension Funding Revenue Taxable
  Series A 7.15%, 5/15/11                  AAA            565         651,445
Sonoma County Pension Obligation Revenue
  Taxable 6.625%, 6/1/13(i)                AAA          4,060       4,593,159
                                                                 ------------
                                                                   15,592,897
                                                                 ------------
COLORADO--0.2%
Denver City and County School District
  No. 1 Taxable 6.76%, 12/15/07            AAA          2,000       2,156,420

CONNECTICUT--0.4%
Connecticut State General Obligation
  Series C 5%, 5/1/13                      AAA          3,000       3,342,420


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
MUNICIPAL BONDS (continued)

FLORIDA--0.6%
Florida State Department of
  Environmental Protection Preservation
  Revenue Series B 5%, 7/1/13              AAA        $ 3,000    $  3,341,520
University of Miami Exchangeable Revenue
  Taxable Series A 7.65%, 4/1/20(i)        AAA          2,120       2,260,577
                                                                 ------------
                                                                    5,602,097
                                                                 ------------
KENTUCKY--0.3%
Kentucky State Property and Buildings
  Commission Revenue 5%, 10/1/12           AAA          2,000       2,217,000

NEW JERSEY--0.1%
Hamilton Township Atlantic County School
  District General Obligation Taxable
  4.25%, 12/15/14(c)                       Aaa            645         625,237

NEW YORK--0.1%
New York State General Obligation
  Taxable Series C 6.35%, 3/1/07(i)        AAA          1,000       1,053,110

TEXAS--0.2%
Dallas-Fort Worth International Airport
  Facilities Improvement Corp. Revenue
  Taxable 6.50%, 11/1/09                   AAA          1,900       2,087,777

VIRGINIA--0.3%
Virginia Public Building Authority
  Public Facilities Revenue Series A
  5%, 8/1/12                               AA+          2,250       2,508,458
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $32,973,078)                                      35,185,416
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.4%

Associates Manufactured Housing Pass
  Through 97-2, A6 7.075%, 3/15/28(g)      AAA          1,691       1,753,988
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3 5.98%,
  1/15/18                                  BB           1,000         973,237
Capital One Master Trust 01-5, A 5.30%,
  6/15/09                                  AAA          3,500       3,591,889

Phoenix Balanced Fund

                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
ASSET-BACKED SECURITIES (continued)

Carmax Auto Owner Trust 03-1, A4 2.16%,
  11/15/09                                 AAA        $ 3,000    $  2,939,883
Case New Holland Equipment Trust  03-A,
  A4B 2.57%, 9/15/09                       AAA          2,000       1,952,421
Daimler Chrysler Auto Trust 2005-A B
  3.88%, 7/8/11                            A            1,200       1,199,280
Long Beach Auto Receivables Trust
  04-A, A2 2.841%, 7/15/10(g)              AAA          1,000         978,437
Morgan Stanley Auto Loan Trust 04-HB1,
  A4 3.33%, 10/15/11                       AAA          5,000       4,953,125
WFS Financial Owner Trust 03-1, A4
  2.74%, 9/20/10                           AAA          3,000       2,974,121
Whole Auto Loan Trust 02-1, B 2.91%,
  4/15/09                                  A              876         874,198
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $22,347,837)                                      22,190,579
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--12.9%


AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc.
  8.25%, 7/15/07                           BBB-         1,000       1,097,603

ALUMINUM--0.1%
Alcoa, Inc. 5.375%, 1/15/13(i)             A-           1,000       1,055,212

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Amvescap plc 144A 5.375%, 12/15/14(b)      BBB+         1,250       1,254,926

AUTO PARTS & EQUIPMENT--0.2%
American Axle & Manufacturing, Inc.
  5.25%, 2/11/14                           BBB          1,500       1,424,470

BROADCASTING & CABLE TV--0.4%
Comcast Corp. 5.30%, 1/15/14               BBB          1,000       1,031,306
Echostar DBS Corp. 6.375%, 10/1/11         BB-          3,000       3,078,750
                                                                 ------------
                                                                    4,110,056
                                                                 ------------
CASINOS & GAMING--1.0%
Caesars Entertainment, Inc. 9.375%,
  2/15/07                                  BB-          4,000       4,385,000
Mandalay Resort Group 6.375%, 12/15/11     BB+          1,250       1,312,500
MGM Mirage, Inc. 9.75%, 6/1/07             BB-          1,650       1,839,750
Station Casinos, Inc. 6.875%, 3/1/16       B+           2,000       2,085,000
                                                                 ------------
                                                                    9,622,250
                                                                 ------------


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
DOMESTIC CORPORATE BONDS (continued)

CONSUMER FINANCE--1.6%
Capital One Bank 4.25%, 12/1/08            BBB        $ 1,000    $  1,001,943
Capital One Bank 6.50%, 6/13/13            BBB-           500         549,331
Ford Motor Credit Co. 7.25%, 10/25/11(i)   BBB-         3,000       3,192,354
General Motors Acceptance Corp. 6.875%,
  9/15/11                                  BBB-           775         778,229
General Motors Acceptance Corp. 6.875%,
  8/28/12(i)                               BBB-         2,000       1,995,640
Household Finance Corp. 6.75%, 5/15/11     A            2,500       2,805,620
SLM Corp. 4.803%, 2/1/10(g)                A            4,000       3,966,840
                                                                 ------------
                                                                   14,289,957
                                                                 ------------
DISTILLERS & VINTNERS--0.2%
Brown-Forman Corp. 3%, 3/15/08             A            1,500       1,461,526

DIVERSIFIED BANKS--1.2%
Bank of America Corp. 5.25%, 12/1/15       A+           2,500       2,587,945
Rabobank Capital Funding II 144A 5.26%,
  12/29/49(b)(g)                           AA           2,000       2,050,986
U.S. Bank NA 6.30%, 7/15/08                A+           3,000       3,230,763
Wachovia Corp. 5.625%, 12/15/08            A-           3,000       3,184,692
                                                                 ------------
                                                                   11,054,386
                                                                 ------------
DIVERSIFIED CHEMICALS--0.2%
Cabot Corp. 144A 5.25%, 9/1/13(b)          BBB+         1,500       1,511,092

DIVERSIFIED COMMERCIAL SERVICES--0.2%
International Lease Finance Corp.
  4.75%, 1/13/12                           AA-          1,875       1,882,513

DRUG RETAIL--0.1%
NeighborCare, Inc. 6.875%, 11/15/13        B+             750         794,062

ELECTRIC UTILITIES--0.4%
Entergy Gulf States, Inc. 5.25%, 8/1/15    BBB          2,000       1,982,322
Oncor Electric Delivery Co. 6.375%,
  1/15/15                                  BBB          1,250       1,387,132
                                                                 ------------
                                                                    3,369,454
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc.
  4.85%, 11/15/10                          BBB          1,500       1,508,363

Phoenix Balanced Fund

                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
DOMESTIC CORPORATE BONDS (continued)

GAS UTILITIES--0.4%
AmeriGas Partners LP/AmeriGas Eagle
  Finance Corp. Series B 8.875%,
  5/20/11                                  BB-        $ 3,000    $  3,255,000

HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp. 8.125%, 9/1/08     BB+          1,500       1,665,000

HEALTH CARE FACILITIES--0.1%
Province Healthcare Co. 7.50%, 6/1/13      B-           1,000       1,125,000

HOMEBUILDING--0.5%
Horton (D.R.), Inc. 4.875%, 1/15/10        BB+          1,250       1,261,617
Horton (D.R.), Inc. 6.125%, 1/15/14        BB+            850         896,642
Lennar Corp. 7.625%, 3/1/09                BBB-         2,250       2,518,418
                                                                 ------------
                                                                    4,676,677
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.0%
La Quinta Properties 7%, 8/15/12           BB-            415         435,750

INDUSTRIAL MACHINERY--0.5%
ITW CUPIDS Financial Trust I 144A
  6.55%, 12/31/11(b)(f)(p)                 Aa(c)        4,000       4,362,096

INTEGRATED OIL & GAS--0.2%
ChevronTexaco Capital Co. 3.375%,
  2/15/08                                  AA           1,500       1,486,697

INVESTMENT BANKING & BROKERAGE--0.5%
Credit Suisse First Boston USA, Inc.
  5.125%, 1/15/14(i)                       A+           1,500       1,538,727
Merrill Lynch & Co., Inc. 5%, 2/3/14(i)    A+           1,600       1,620,830
Morgan Stanley 4.75%, 4/1/14(i)            A            1,800       1,771,924
                                                                 ------------
                                                                    4,931,481
                                                                 ------------
LIFE & HEALTH INSURANCE--0.6%
Jefferson-Pilot Corp. 4.75%, 1/30/14       AA           1,350       1,345,112
Metlife, Inc. 5%, 11/24/13(i)              A            2,100       2,122,776
Protective Life Corp. 4.875%, 11/1/14      A            1,800       1,774,469
                                                                 ------------
                                                                    5,242,357
                                                                 ------------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14             BBB+         1,000       1,040,593

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10            BBB            800         844,206


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
DOMESTIC CORPORATE BONDS (continued)

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Pemex Project Funding Master Trust 8%,
  11/15/11                                 BBB        $ 1,500    $  1,725,000
Pemex Project Funding Master Trust
  7.375%, 12/15/14                         BBB          1,500       1,676,250
                                                                 ------------
                                                                    3,401,250
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.1%
Tesoro Petroleum Corp. 8%, 4/15/08         BBB-         1,000       1,080,000

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Citigroup, Inc. 5.125%, 5/5/14(i)          AA-          2,000       2,062,892
J.P. Morgan Chase & Co. 5.125%,
  9/15/14(i)                               A            1,065       1,084,919
Principal Life Global Funding I 144A
  4.40%, 10/1/10(b)                        AA           2,500       2,510,262
                                                                 ------------
                                                                    5,658,073
                                                                 ------------
PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12              A            2,500       2,571,418

PAPER PRODUCTS--0.1%
International Paper Co. 3.80%, 4/1/08      BBB          1,000         992,818

RAILROADS--0.1%
Union Pacific Corp. 6.125%, 1/15/12        BBB          1,000       1,090,294

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
EOP Operating LP 4.75%, 3/15/14            BBB+         1,500       1,460,331

REGIONAL BANKS--0.4%
PNC Funding Corp. 5.25%, 11/15/15          BBB+         2,000       2,041,130
Zions Bancorp 5.65%, 5/15/14               BBB-         2,000       2,086,830
                                                                 ------------
                                                                    4,127,960
                                                                 ------------
REITS--0.5%
Colonial Properties Trust 6.25%, 6/15/14   BBB-         3,300       3,534,676
Kimco Realty Corp. 4.82%, 8/15/11          A-             850         854,435
                                                                 ------------
                                                                    4,389,111
                                                                 ------------
SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10            A            1,700       1,737,745

SYSTEMS SOFTWARE--0.1%
Computer Associates International, Inc.
  144A 4.75%, 12/1/09(b)                   BBB-         1,000       1,003,764

Phoenix Balanced Fund

                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
DOMESTIC CORPORATE BONDS (continued)

TECHNOLOGY DISTRIBUTORS--0.2%
Arrow Electronics, Inc. 6.875%, 7/1/13     BBB-       $ 1,500    $  1,650,023

THRIFTS & MORTGAGE FINANCE--0.4%
Sovereign Bank 5.125%, 3/15/13             BBB-         2,500       2,526,482
Washington Mutual, Inc. 4.625%, 4/1/14     BBB+         1,500       1,456,820
                                                                 ------------
                                                                    3,983,302
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc.
  6.50%, 2/15/12                           BB-            800         790,000
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $113,148,506)                                    117,436,816
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--6.9%

Asset Backed Funding Corp. Net Interest
  Margin Trust 04-HE1, N1 144A 4.45%,
  7/26/34(b)                               A-           1,282       1,282,499
CS First Boston Mortgage Securities
  Corp. 97-C2, B 6.72%, 1/17/35            Aaa(c)       9,000       9,659,463
DLJ Commercial Mortgage Corp. 98-CF2,
  A1B 6.24%, 11/12/31                      Aaa(c)       2,095       2,246,990
Final Maturity Amortizing Notes 05-2, 1
  4%, 2/25/10(k)                           NR           1,800       1,794,094
First Horizon Mortgage 5.04%, 2/28/35(k)   BBB          2,800       2,839,375
GMAC Commercial Mortgage Securities, Inc.
  97-C2, A3 6.566%, 4/15/29                Aaa(c)       1,397       1,481,021
Greenwich Capital Commercial Funding
  Corp. 04-Fl2A, K 144A 4.09%,
  11/5/19(b)(g)                            BBB+         4,357       4,356,319
GS Mortgage Securities Corp. II 99-C1,
  A2 6.11%, 11/18/30(d)                    AAA          3,711       3,928,458
Home Equity Asset Trust 03-8N, A 144A
  5%, 5/27/34(b)                           A-             493         492,415
Homestar Net Interest Margin Trust
  04-3, A1 144A 5.50%, 7/25/34(b)          BBB            822         818,591
J.P. Morgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3 6.26%,
  3/15/33                                  AAA         12,015      13,203,507
Lehman Brothers Commercial Conduit
  Mortgage Trust 99-C2, A2 7.325%,
  10/15/32                                 Aaa(c)       4,855       5,439,075
Master Resecuritization Trust 5%,
  10/30/34                                 Baa(c)       2,300       2,278,288


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch Mortgage Investors, Inc.
  96-C1, C 7.42%, 4/25/28                  AAA        $ 1,500    $  1,542,858
Residential Asset Mortgage Products,
  Inc. 03-RS6, AI2 2.39%, 11/25/24         AAA          1,181       1,177,930
Residential Asset Mortgage Products,
  Inc. 03-RS6, AI3 3.08%, 12/25/28         AAA          3,000       2,974,584
Residential Funding Mortgage 4.90%,
  3/25/35(k)                               AAA          3,000       3,030,469
Wells Fargo Mortgage Backed Securities
  04-E, 2A3 3.08%, 1/25/35(g)              AAA          1,984       1,970,453
Wells Fargo Mortgage Backed Securities
  Trust 03-4, A18 5.50%, 6/25/33           Aaa(c)       2,500       2,536,794
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $60,544,143)                                      63,053,183
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.6%

AUSTRIA--0.1%
Republic of Austria Series 97 3 5.75%,
  4/11/07                                  AAA            800(e)    1,112,316

BRAZIL--0.4%
Federative Republic of Brazil 8%,
  4/15/14                                  BB-          1,114       1,140,939
Federative Republic of Brazil 8.75%,
  2/4/25(k)                                BB-          1,250       1,232,625
Federative Republic of Brazil DCB-L
  3.125%, 4/15/12(g)                       BB-            882         844,308
                                                                 ------------
                                                                    3,217,872
                                                                 ------------
CANADA--0.4%
Province of Ontario 3.125%, 5/2/08         AA           4,000       3,924,328

COLOMBIA--0.1%
Republic of Colombia 8.25%, 12/22/14       BB           1,000       1,032,500

MEXICO--0.1%
United Mexican States 5.875%, 1/15/14      BBB          1,000       1,035,000

NEW ZEALAND--0.0%
Government of New Zealand Series 205
  6.50%, 2/15/05                           AAA            250(j)      177,786

PANAMA--0.1%
Republic of Panama 7.25%, 3/15/15          BB             975       1,001,813

PERU--0.1%
Republic of Peru 8.75%, 11/21/33           BB             350         376,250

Phoenix Balanced Fund

                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
FOREIGN GOVERNMENT SECURITIES (continued)

PHILIPPINES--0.1%
Republic of Philippines 8.25%, 1/15/14     BB-        $ 1,000    $    996,250

RUSSIA--0.5%
Russian Federation 144A 8.25%, 3/31/10(b)  BBB-         2,000       2,211,200
Russian Federation RegS 5%, 3/31/30(m)     BBB-         2,000       2,102,400
                                                                 ------------
                                                                    4,313,600
                                                                 ------------
SOUTH AFRICA--0.3%
Republic of South Africa 5.25%, 5/16/13    BBB          1,000(e)    1,396,746
Republic of South Africa Series R152
  12%, 2/28/06                             A(c)         9,333(l)    1,642,340
                                                                 ------------
                                                                    3,039,086
                                                                 ------------
TURKEY--0.2%
Republic of Turkey 10.50%, 1/13/08         BB-          1,300       1,488,500

VENEZUELA--0.2%
Republic of Venezuela 9.25%, 9/15/27       B            2,000       2,065,000
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $23,159,228)                                      23,780,301
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(h)--3.3%

AUSTRALIA--0.3%
St. George Bank Ltd. 144A 5.30%,
  10/15/15(b)                              A-           1,500       1,538,448
Westfield Capital Corp. 144A 5.125%,
  11/15/14(b)                              A-           1,600       1,611,014
                                                                 ------------
                                                                    3,149,462
                                                                 ------------
CANADA--0.1%
Bombardier, Inc. 144A 6.30%,
  5/1/14(b)(n)                             BB             250         215,625
Domtar, Inc. 5.375%, 12/1/13               BBB-           650         639,690
                                                                 ------------
                                                                      855,315
                                                                 ------------
CHILE--0.7%
Banco Santander Corp. 144A 5.375%,
  12/9/14(b)                               A-             675         687,406
Enersis S.A. 7.375%, 1/15/14               BB+          3,700       4,023,103
Petropower I Funding Trust 144A
  7.36%, 2/15/14(b)                        BBB          1,806       1,769,570
                                                                 ------------
                                                                    6,480,079
                                                                 ------------


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
FOREIGN CORPORATE BONDS (continued)

ITALY--0.2%
Telecom Italia Capital S.A. 5.25%,
  11/15/13                                 BBB+       $ 2,000    $  2,037,312

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 7%,
  11/3/09(b)                               BB-          1,500       1,485,000

MALAYSIA--0.1%
Malaysia International Shipping Corp.
  Capital Ltd. 144A 6.125%, 7/1/14(b)      BBB+         1,250       1,355,064

MEXICO--0.2%
America Movil S.A. de C.V. 5.75%,
  1/15/15                                  BBB          1,725       1,748,413

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.125%, 9/17/13   A            1,500       1,546,831

NORWAY--0.2%
Norske Skogindustrier ASA 144A 6.125%,
  10/15/15(b)                              BBB-         1,500       1,559,655

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(g)      A-           1,400       1,401,613

SOUTH KOREA--0.4%
Korea Development Bank 5.50%, 11/13/12     A-           3,500       3,674,801

SWEDEN--0.3%
Nordea Bank Sweden AB 144A 5.25%,
  11/30/12(b)                              A            2,500       2,601,610

UNITED KINGDOM--0.2%
HBOS plc 144A 5.375%, 11/29/49(b)(g)       A            2,000       2,072,086
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $29,436,033)                                      29,967,241
-----------------------------------------------------------------------------


                                                     SHARES
                                                   ----------
DOMESTIC COMMON STOCKS--56.0%

ADVERTISING--0.8%
Harte-Hanks, Inc.                                     279,500       7,392,775

AEROSPACE & DEFENSE--1.2%
United Technologies Corp.                             107,200      10,792,896

AIR FREIGHT & COURIERS--0.7%
FedEx Corp.                                            66,000       6,312,900

Phoenix Balanced Fund

                                                     SHARES          VALUE
                                                   ----------    ------------
DOMESTIC COMMON STOCKS (continued)

APPLICATION SOFTWARE--1.4%
Amdocs Ltd.(d)                                        194,200    $  5,777,450
Intuit, Inc.(d)                                       176,800       6,895,200
                                                                 ------------
                                                                   12,672,650
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Bank of New York Co., Inc. (The)                       90,100       2,676,871
Mellon Financial Corp.                                283,300       8,314,855
                                                                 ------------
                                                                   10,991,726
                                                                 ------------
BROADCASTING & CABLE TV--1.1%
Comcast Corp. Special Class A(d)                      332,900      10,522,969

CASINOS & GAMING--0.9%
Caesars Entertainment, Inc.(d)                        430,600       8,323,498

COMMUNICATIONS EQUIPMENT--1.4%
Avocent Corp.                                         164,500       6,005,895
Cisco Systems, Inc.(d)                                366,800       6,617,072
                                                                 ------------
                                                                   12,622,967
                                                                 ------------
COMPUTER HARDWARE--0.8%
Dell, Inc.                                            175,600       7,333,056

COMPUTER STORAGE & PERIPHERALS--0.7%
EMC Corp.(d)                                          504,700       6,611,570

CONSTRUCTION & ENGINEERING--1.5%
Jacobs Engineering Group, Inc.(d)                     268,700      13,647,273

DATA PROCESSING & OUTSOURCED SERVICES--3.4%
Computer Sciences Corp.(d)                            219,900      11,329,248
Fiserv, Inc.(d)                                       416,900      15,946,425
Hewitt Associates, Inc. Class A(d)                    113,400       3,390,660
                                                                 ------------
                                                                   30,666,333
                                                                 ------------
DIVERSIFIED BANKS--4.9%
Bank of America Corp.(d)                              292,700      13,572,499
U.S. Bancorp                                          131,300       3,945,565
Wachovia Corp.                                        226,500      12,423,525
Wells Fargo & Co.                                     245,500      15,049,150
                                                                 ------------
                                                                   44,990,739
                                                                 ------------
DIVERSIFIED CHEMICALS--0.8%
Du Pont (E.I.) de Nemours & Co.                       151,900       7,224,364

DRUG RETAIL--1.1%
CVS Corp.                                             223,800      10,373,130

ELECTRIC UTILITIES--1.9%
DTE Energy Co.                                        124,200       5,441,202


                                                     SHARES          VALUE
                                                   ----------    ------------
DOMESTIC COMMON STOCKS (continued)

ELECTRIC UTILITIES (CONTINUED)
Entergy Corp.                                          87,800    $  6,103,856
PG&E Corp.                                            161,200       5,642,000
                                                                 ------------
                                                                   17,187,058
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Emerson Electric Co.                                   84,600       5,688,504

EMPLOYMENT SERVICES--0.6%
Manpower, Inc.                                        117,300       5,706,645

FOOTWEAR--0.5%
NIKE, Inc. Class B                                     52,200       4,522,086

HEALTH CARE EQUIPMENT--0.9%
Fisher Scientific International, Inc.(d)              136,700       8,632,605

HEALTH CARE FACILITIES--0.3%
Manor Care, Inc.                                       79,100       2,732,905

HEALTH CARE SUPPLIES--1.1%
DENTSPLY International, Inc.                          176,200       9,879,534

HOTELS, RESORTS & CRUISE LINES--1.7%
Marriott International, Inc. Class A                  243,400      15,378,012

HOUSEHOLD PRODUCTS--1.8%
Clorox Co. (The)                                      116,500       6,922,430
Procter & Gamble Co. (The)                            173,500       9,235,405
                                                                 ------------
                                                                   16,157,835
                                                                 ------------
INDUSTRIAL CONGLOMERATES--2.9%
General Electric Co.                                  729,100      26,342,383

INDUSTRIAL MACHINERY--1.0%
Ingersoll-Rand Co. Class A                            123,000       9,148,740

INTEGRATED OIL & GAS--1.4%
Exxon Mobil Corp.                                     248,400      12,817,440

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
CenturyTel, Inc.                                      169,500       5,525,700
SBC Communications, Inc.                              125,300       2,977,128
Verizon Communications, Inc.                          111,500       3,968,285
                                                                 ------------
                                                                   12,471,113
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.2%
Merrill Lynch & Co., Inc.                             127,600       7,664,932
Morgan Stanley                                        217,100      12,148,916
                                                                 ------------
                                                                   19,813,848
                                                                 ------------
LEISURE PRODUCTS--0.4%
Brunswick Corp.                                        86,300       3,980,156

Phoenix Balanced Fund

                                                     SHARES          VALUE
                                                   ----------    ------------
DOMESTIC COMMON STOCKS (continued)

MOVIES & ENTERTAINMENT--3.4%
Time Warner, Inc.(d)                                1,043,700    $ 18,786,600
Walt Disney Co. (The)                                 414,500      11,867,135
                                                                 ------------
                                                                   30,653,735
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
Dominion Resources, Inc.                               46,600       3,233,108

OIL & GAS DRILLING--0.4%
Patterson-UTI Energy, Inc.                            201,500       3,919,175

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Anadarko Petroleum Corp.                               66,100       4,376,481

OTHER DIVERSIFIED FINANCIAL SERVICES--2 1%
Citigroup, Inc.                                       122,001       5,984,149
JPMorgan Chase                                        348,600      13,013,238
                                                                 ------------
                                                                   18,997,387
                                                                 ------------
PACKAGED FOODS & MEATS--2.0%
ConAgra Foods, Inc.                                   224,100       6,610,950
Dean Foods Co.(d)                                      81,800       2,881,814
Heinz (H.J.) Co.                                      149,500       5,652,595
Kellogg Co.                                            61,100       2,727,504
                                                                 ------------
                                                                   17,872,863
                                                                 ------------
PHARMACEUTICALS--2.5%
Johnson & Johnson                                      91,600       5,926,520
Pfizer, Inc.                                          353,000       8,528,480
Wyeth                                                 219,200       8,686,896
                                                                 ------------
                                                                   23,141,896
                                                                 ------------
RAILROADS--0.9%
Norfolk Southern Corp.                                225,100       7,860,492

REITS--0.3%
Friedman, Billings, Ramsey Group, Inc. Class A        159,100       3,131,088

RESTAURANTS--0.6%
Yum! Brands, Inc.                                     111,600       5,172,660

SOFT DRINKS--1.2%
Coca-Cola Co. (The)                                   272,400      11,301,876

SYSTEMS SOFTWARE--1.2%
Microsoft Corp.                                       412,100      10,829,988
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $413,224,292)                                    511,428,459
-----------------------------------------------------------------------------


                                                      SHARES         VALUE
                                                     --------    ------------
FOREIGN  COMMON STOCKS(h)--0.8%

ELECTRONIC MANUFACTURING SERVICES--0.3%
Flextronics International Ltd. (Singapore)(d)         184,700    $  2,613,505

SEMICONDUCTORS--0.5%
ATI Technologies, Inc. (Canada)(d)                    295,200       5,115,816
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,558,408)                                        7,729,321
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.6%

SPDR Trust Series I                                    42,500       5,021,800
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $5,568,724)                                        5,021,800
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $774,487,745)                                    882,755,678
-----------------------------------------------------------------------------


                                                      SHARES         VALUE
                                                     --------    ------------
SHORT-TERM INVESTMENTS--4.9%

MONEY MARKET MUTUAL FUNDS--0.0%
AIM Short Term Investment Trust Liquid
  Assets Portfolio-Institutional Shares
  (2.26% seven day effective yield)(o)                 88,501          88,501


                                         STANDARD &
                                           POOR'S     PAR VALUE
                                           RATING       (000)
                                         ----------   ---------
COMMERCIAL PAPER--4.9%
Cargill, Inc. 2.53%, 2/1/05                A-1          4,405       4,405,000
UBS Finance Delaware LLC 2.30%, 2/1/05     A-1+         4,980       4,980,000
Bristol-Myers Squibb Co. 2.40%, 2/2/05     A-1          7,500       7,499,500
CIT Group, Inc. 2.25%, 2/3/05              A-1          5,000       4,999,385
Ranger Funding Co. LLC 2.38%, 2/8/05       A-1+         3,475       3,473,392
George Street Financial LLC 2.53%,
  2/10/05                                  A-1+         2,744       2,742,265
George Street Financial LLC 2.45%,
  2/14/05                                  A-1+         2,640       2,637,664
Danske Corp. 2.52%, 2/22/05                A-1+         2,980       2,975,619
Gemini Securitization LLC 2.50%,
  2/22/05                                  A-1+         6,345       6,335,747
Goldman Sachs Group, Inc. 2.51%,
  2/23/05                                  A-1          2,800       2,795,705
General Electric Capital Corp. 2.53%,
  3/14/05                                  A-1+         2,000       1,994,237
                                                                 ------------
                                                                   44,838,514
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $44,927,005)                                      44,927,015
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.6%
(IDENTIFIED COST $819,414,750)                                    927,682,693(a)

Other assets and liabilities, net--(1.6)%                         (14,421,618)
                                                                 ------------
NET ASSETS--100.0%                                               $913,261,075
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $114,512,746 and gross depreciation of $6,534,339 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $819,704,286.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to a value of $38,151,241 or 4.2% of net assets.
(c) As rated by Moody's or Fitch.
(d) Non-income producing.
(e) Par value represents Euro.
(f) Illiquid. At January 31, 2005, these securities amounted to a value of $4,362,096 or 0.5% of net assets.
(g) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(h) Foreign Common Stocks and Foreign Corporate Bonds are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1G "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(i) All or a portion segregated as collateral for a when-issued security.
(j) Par value represents New Zealand Dollar.
(k) When-issued security.
(l) Par value represents South African Rand.
(m) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(n) All or a portion of security is on loan.
(o) Represents security purchased with cash collateral received for securities on loan.
(p) Restricted security. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to the Schedules of Investments.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)



NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. The preparation of Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
         Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
         Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FORWARD CURRENCY CONTRACTS
    Each Fund (with the exception of the Money Market Fund) may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments. Risks arise from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.
    A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

At January 31, 2005 the Balanced Fund had entered into Forward Currency Contracts as follows:

                                                                                Net
                                                                                Unrealized
                                                       Settlement               Appreciation
Contract to Receive                 In Exchange For      Date       Value       (Depreciation)
-------------------                 ---------------     -----       ------      --------------
JPY 82,896,800                      USD $800,000        4/12/05     $804,123    $4,123

JPY     Japanese Yen
USD     United States Dollar

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
         Each Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date and maintains collateral for the securities purchased.

F. SECURITY LENDING:
     The Trust loans securities to qualified brokers through an agreement with State Street Bank and Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

G. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES
     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

     Restricted securities are investments in securities not registered under the Securities Act of 1933. Generally 144A securities are excluded from this category, except where defined as illiquid.

         At January 31, 2005, the Trust held the following restricted securities:

                                                                                  Market       % of
                                                   Acquisition    Acquisition     Value at     Net Assets at
                                                   Date           Cost            1/31/05      1/31/05
                                                   ----------------------------------------------------------
HIGH YIELD FUND
   CB Cambridge Industries Liquidating Trust
      Interests 0%, 12/24/05                       12/24/01       $  369,206         $1,033    0.0%
   Poland Telecom Finance Series B
      14%, 12/1/07                                 11/24/97        5,000,000         61,770    0.4
   Sullivan Holdings, Inc.
      Class C                                       12/4/93          357,881             --    0.0
BALANCED FUND
   ITW Cupids Financial Trust I 144A
      6.55%, 12/31/11                               4/18/02        3,993,960      4,362,096    0.5

         At the end of the period, the value of restricted securities amounted to $62,803 or 0.4% of net assets for the High Yield Fund and $4,362,096 or 0.5% of net assets for the Balanced Fund, respectively.

         Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Phoenix Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ George R. Aylward
                         -------------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ George R. Aylward
                         -------------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                            Nancy G. Curtiss, Treasurer
                            (principal financial officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.